Employee Benefits - Summary of Changes in the Balance of the Defined Benefit Obligation for Post-employment (Detail) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Pension and retirement plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Initial balance	$ 7,370
Ending balance	6,189	$ 7,370
Pension and retirement plans [member] | Present value of defined benefit obligation [member]
Disclosure of net defined benefit liability (asset) [line items]
Initial balance	7,370	5,702	$ 5,308
Current service cost	318	341	245
Past service cost		10	45
Interest expense	484	491	369
Effect on curtailment		(2)	(61)
Curtailment / Settlement	(5)
Remeasurements of the net defined benefit obligation	(740)	263	(67)
Foreign exchange loss (gain)	(86)	(79)	150
Benefits paid	(450)	(550)	(287)
(Derecognition) acquisitions	(702)	1,194
Ending balance	6,189	7,370	5,702
Seniority premiums [member] | Present value of defined benefit obligation [member]
Disclosure of net defined benefit liability (asset) [line items]
Initial balance	783	663	610
Current service cost	125	106	93
Interest expense	57	49	41
Curtailment / Settlement	(8)	(1)
Remeasurements of the net defined benefit obligation	(115)	28	(43)
Benefits paid	(77)	(68)	(55)
Acquisitions	7	6	17
Ending balance	772	783	663
Post retirement medical services [member]
Disclosure of net defined benefit liability (asset) [line items]
Initial balance	524
Ending balance	418	524
Post retirement medical services [member] | Present value of defined benefit obligation [member]
Disclosure of net defined benefit liability (asset) [line items]
Initial balance	524	460	404
Current service cost	25	24	22
Interest expense	39	34	27
Curtailment / Settlement	(1)
Remeasurements of the net defined benefit obligation	(143)	32	30
Benefits paid	(26)	(26)	(23)
Ending balance	418	524	460
Post-employment [member] | Present value of defined benefit obligation [member]
Disclosure of net defined benefit liability (asset) [line items]
Initial balance	0	0	135
Reclassification to certain liability cost	0	0	(135)
Ending balance	$ 0	$ 0	$ 0